CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net (Loss) Income	$ (105,417)	$ (73,192)	$ (72,298)
Other Comprehensive (Loss) Income Current period
Unrealized gain (losses) on available-for-sale securities	0	128	(212)
Translation differences	(160)	0	0
Reclassification adjustments [Abstract]
Reclassification of realized gains (losses) to net loss for available-for-sale securities	84	0	0
Other Comprehensive (loss) income	(76)	128	(212)
Total Comprehensive (Loss) Income	$ (105,493)	$ (73,064)	$ (72,510)